Acquisitions Divestures And Exchanges	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Acquisitions, Divestures and Exchanges

NOTE 7 ACQUISITIONS, DIVESTITURES AND EXCHANGES

TDS assesses its existing wireless, wireline and HMS interests on an ongoing basis with a goal of improving the competitiveness of its operations and maximizing its long-term return on capital. As part of this strategy, TDS reviews attractive opportunities to acquire additional wireless operating markets and wireless spectrum; and telecommunications companies and related service businesses. In addition, TDS may seek to divest outright or include in exchanges for other interests those interests that are not strategic to its long-term success.

Divestiture Transaction

On November 6, 2012, U.S. Cellular entered into a Purchase and Sale Agreement with subsidiaries of Sprint Nextel Corporation (“Sprint”). The Purchase and Sale Agreement provides that U.S. Cellular will transfer customers and certain PCS license spectrum to Sprint in U.S. Cellular's Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash at closing, subject to pro-rations of certain assets and liabilities. The Purchase and Sale Agreement also contemplates certain other agreements, collectively referred to as the “Divestiture Transaction.”

U.S. Cellular will retain other assets and liabilities related to the Divestiture Markets, including network assets, retail stores and related equipment, and other buildings and facilities. The transaction does not affect spectrum licenses held by U.S. Cellular or VIEs that are not currently used in the operations of the Divestiture Markets. The Purchase and Sale Agreement also contemplates certain other agreements, including customer and network transition services agreements, which will require that U.S. Cellular provide customer, billing and network services to Sprint for a period of up to 24 months after the closing date. Sprint will reimburse U.S. Cellular for providing such services at an amount equal to U.S. Cellular's cost, including applicable overhead allocations. In addition, these agreements will require Sprint to reimburse U.S. Cellular up to $200 million for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.

Financial impacts of the Divestiture Transaction are classified in the Consolidated Statement of Operations within Operating income. The table below describes the amounts TDS expects to recognize in the Consolidated Statement of Operations between the date the Purchase and Sale Agreement was signed and the end of the transition services period, and the actual amounts incurred during the year ended December 31, 2012 as a result of the transaction.

(Dollars in thousands)	Expected Period of Realization/ Incurrence (1)	Projected Range		Actual Amount Incurred Year Ended December 31, 2012

(Gain) loss on sale of business and other exit costs, net
Proceeds from Sprint
Purchase price	2013	$(480,000)	$(480,000)	$-
Reimbursement of transition and exit costs	2013-2014	(150,000)	(200,000)	-
Net assets transferred	2013	150,000	170,000	-
Non-cash charges for the write-off and write-down of property under construction and related assets	2012-2013	5,000	15,000	10,672
Employee related costs including severance, retention and outplacement	2012-2014	15,000	25,000	12,609
Contract termination costs	2012-2014	125,000	175,000	59
Transaction costs	2012-2013	3,000	5,000	1,137
Total (Gain) loss on sale of business and other exit costs, net		$(332,000)	$(290,000)	$24,477

Depreciation, amortization and accretion expense
Incremental depreciation, amortization and accretion, net of salvage values (2)	2012-2014	150,000	210,000	20,058

Other Operating expenses
Non-cash charges for the write-off and write-down of various operating assets and liabilities	2013	-	10,000	-
(Increase) decrease in Operating income		$(182,000)	$(70,000)	$44,535

(1)	Represents the estimated period in which a substantial majority of such amounts will be realized or incurred.

(2)	Represents incremental depreciation, amortization and accretion anticipated to be recorded in the specified time periods as a result of revising the useful life of certain assets and revising the settlement dates of certain asset retirement obligations in conjunction with the Divestiture Transaction. Specifically, for the years indicated, this is estimated depreciation, amortization and accretion recorded on assets and liabilities of the Divestiture Markets after the November 6, 2012 transaction date less depreciation, amortization and accretion that would have been recorded on such assets and liabilities in the normal course, absent the Divestiture Transaction.

As a result of the transaction, TDS recognized the following amounts in the Consolidated Balance Sheet between the date the Purchase and Sale Agreement was signed and December 31, 2012:

(Dollars in thousands)	Balance November 6, 2012	Costs Incurred	Cash Settlements	Non-cash Settlements	Adjustments	Balance December 31, 2012
Accrued compensation
Employee related costs including severance, retention, outplacement	$-	$12,609	$(304)	$-	$-	$12,305
Other current liabilities
Contract termination costs	$-	$59	$(29)	$-	$-	$30

The transaction is subject to FCC approval, compliance with the Hart-Scott-Rodino Act and other conditions. Subject to the satisfaction or (if permitted) waiver of all conditions, the transaction is expected to close in mid-2013.

Other Acquisitions, Divestitures and Exchanges

On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.

On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.

On June 11, 2012, TDS paid $45.0 million in cash, plus subsequent working capital adjustments of $1.1 million, to purchase 100% of the outstanding shares of Vital Support Systems, LLC (“Vital”). Vital is an information technology solutions provider whose service offerings complement the TDS HMS portfolio of products. Vital is included in the TDS Telecom HMS segment for reporting purposes.

On March 14, 2012, U.S. Cellular sold the majority of the assets and liabilities of a wireless market for $49.8 million in cash, net of working capital adjustments. At the time of the sale, a $4.2 million gain was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations. On May 9, 2011, pursuant to certain required terms of the partnership agreement, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in this wireless market in which it previously held a 49% noncontrolling interest. In connection with the acquisition of the remaining interest, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method.  The gain was recorded in Gain (loss) on investment in the Consolidated Statement of Operations in 2011.

On September 30, 2011, U.S. Cellular completed an exchange whereby U.S. Cellular received eighteen 700 MHz spectrum licenses covering portions of Idaho, Illinois, Indiana, Kansas, Nebraska, Oregon and Washington in exchange for two PCS spectrum licenses covering portions of Illinois and Indiana.  The exchange of licenses will provide U.S. Cellular with additional spectrum to meet anticipated future capacity and coverage requirements in several of its markets.  No cash, customers, network assets, other assets or liabilities were included in the exchange.  As a result of this transaction, TDS recognized a gain of $11.8 million, representing the difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered.  This gain was recorded in (Gain) loss on asset disposals and exchanges, net in the Consolidated Statement of Operations for the year ended December 31, 2011.  The Indiana PCS spectrum included in the exchange was originally awarded to Carroll Wireless in FCC Auction 58 and was purchased by U.S. Cellular prior to the exchange.  Carroll Wireless was a VIE which TDS consolidated at the time of the exchange; see Note 5 — Variable Interest Entities for additional information.

On September 23, 2011, pursuant to a plan of reorganization in the United States Bankruptcy Court for the Western District of Wisconsin, TDS acquired 63% of Airadigm and a note for $15.5 million in satisfaction of loans made by TDS to Airadigm and interests in Airadigm acquired by TDS from third-parties. Airadigm is a Wisconsin-based wireless service provider. The noncontrolling interest was valued at $0.4 million based on an income approach valuation method.  TDS recognized a gain of $12.7 million as a result of the transaction which was recorded in Gain (loss) on investment in the Consolidated Statement of Operations for year ended December 31, 2011.  Pursuant to the plan of reorganization, at the acquisition date Airadigm owed $32.7 million to the FCC. This obligation was paid in September 2011. Airadigm operates independently from U.S. Cellular and at this time there are no plans to combine the operations of these subsidiaries.  Airadigm's financial results are included in “Non-Reportable segment” for reporting purposes.

On July 1, 2011, TDS paid $95.0 million in cash, plus a subsequent working capital adjustment of $0.9 million, to purchase 100% of the outstanding shares of OneNeck IT Services Corporation (“OneNeck”).  OneNeck is a provider of hosted application management and managed IT hosting services to middle market businesses. The acquisition of OneNeck is expected to complement TDS' existing Hosted and Managed Services and is included in the HMS segment for reporting purposes.

Acquisitions and exchanges completed as of December 31, 2012 did not have a material impact on TDS' consolidated financial statements for the periods presented, and pro forma results, assuming acquisitions and exchanges had occurred at the beginning of each period presented, would not be materially different from the results reported.

TDS' acquisitions in 2012 and 2011 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase Price (1)	Goodwill (2)	Licenses	Intangible Assets Subject to Amortization (3)	Net Tangible Assets (Liabilities)
(Dollars in thousands)
2012
U.S. Cellular licenses	$122,690	$-	$122,690	$-	$-
TDS Telecom HMS business	46,126	20,364	-	20,300	5,462
Total	$168,816	$20,364	$122,690	$20,300	$5,462

2011
U.S. Cellular licenses	$4,406	$-	$4,406	$-	$-
U.S. Cellular business (4)(5)	24,572	-	15,592	2,252	6,728
TDS Telecom HMS business	95,865	68,107	-	28,300	(542)
Non-Reportable segment business	983	515	15,220	3,194	(17,946)
Total	$125,826	$68,622	$35,218	$33,746	$(11,760)

(1)	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

(2)	In 2012, the entire amount of Goodwill was amortizable for income tax purposes. In 2011, $0.7 million of acquired Goodwill was amortizable for income tax purposes.

(3)	The weighted average amortization period for Intangible assets subject to amortization was 8.1 years in 2012 and 8.0 years in 2011.

(4)	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 7.

(5)	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.

At December 31, 2012 and 2011, the following assets and liabilities were classified in the Consolidated Balance Sheet as “Assets held for sale” and “Liabilities held for sale”:

	Current Assets	Licenses	Goodwill	Other Intangible Assets	Property, Plant and Equipment	Total Assets Held for Sale	Liabilities Held for Sale (1)
(Dollars in thousands)

2012
Divestiture Transaction	$-	$140,599	$19,474	$-	$-	$160,073	$19,594
Bolingbrook Customer Care Center (2)	-	-	-	-	3,169	3,169	-
Total	$-	$140,599	$19,474	$-	$3,169	$163,242	$19,594

2011
U.S. Cellular wireless market	$4,179	$31,920	$-	$4,611	$8,937	$49,647	$1,051

(1)	Liabilities held for sale primarily consisted of Current liabilities in 2011 and Customer deposits and deferred revenues in 2012.

(2)	Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.